Notes Payable Related Party (Details Narrative) - USD ($)			2 Months Ended	3 Months Ended	12 Months Ended
	Aug. 02, 2019	Aug. 02, 2019	Jun. 30, 2018	Sep. 30, 2019	Jun. 30, 2019	Jun. 13, 2019
Debt conversion converted shares of common stock	400,000	400,000			400,000
Stock compensation expense					$ 74,800
interest expense					(510,658)
Term of maturity				60 months
Fair value of the warrants				$ 200,000	200,000
Related Party Note 2				$ 200,000	$ 400,000
Warrants shares			11,645,664	15,272,997	14,655,664	14,655,664
On January 22, 2019 [Member]
Related Party Note 2				$ 200,000	$ 200,000
Stock options granted shares				150,000	150,000
Conversion price					$ 0.50	$ 0.50
Term of maturity				60
Exercise price					$ 1.00
Conversion price description				Upon conversion the lender will also be issued (i) two times the number of shares converted in Series A warrants each exercisable for one year for one share of the Company’s common stock at an exercise price of $1.00 per share, and (ii) two times the number of shares converted in Series B warrants each exercisable for one year for one share of the Company’s common stock at an exercise price of $2.00 per share	At the option of the lender, the note was convertible at any time from the date of issuance for one year subsequent at a conversion price of $0.50 per share. Upon conversion the lender will also be issued (i) two times the number of shares converted in Series A warrants each exercisable for one year for one share of the Company’s common stock at an exercise price of $1.00 per share, and (ii) two times the number of shares converted in Series B warrants each exercisable for one year for one share of the Company’s common stock at an exercise price of $2.00 per share.
On June 13, 2019 [Member] | Securities Purchase Agreement [Member]
interest expense				$ 50,000	$ 50,000
Fair value of the warrants				$ 184,926	184,926
Related Party Note 2					$ 200,000	$ 200,000
Origination shares issued					100,000	100,000
Purchase shares of warrant					400,000	400,000
Price Per Share					$ 0.50	$ 0.50
Purchase price per share					$ 1.50	$ 1.50
Warrants shares					400,000	400,000